Note Related party transactions (Financial Condition accounts outstanding with PR Asset Portfolio 2013-1 International, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Deposits	$ (7,994)	$ (10,501)